Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Net Loss Per Share [Abstract]
Schedule of Basic And Diluted Net Loss Per Share	The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and six months ended June 30, 2023 and 2022:
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss for basic and diluted net loss per share	$(38,615)	$(24,385)	$(60,839)	$(45,333)

Denominator:
Weighted average shares - for basic and diluted net loss per share	68,648	66,568	68,107	66,151

Net loss per share
Basic and diluted	$(0.56)	$(0.37)	$(0.89)	$(0.69)